Convertible preferred stock and preferred stock (Warrants for preferred stock) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			6 Months Ended		12 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Series C convertible preferred stock	Dec. 31, 2011 Series C convertible preferred stock	Dec. 31, 2011 Series D convertible preferred stock	Jun. 30, 2012 Common stock	Apr. 30, 2012 Common stock	Apr. 30, 2012 Series E convertible preferred stock	Jun. 30, 2012 Series E convertible preferred stock	Dec. 31, 2011 Series E convertible preferred stock	Apr. 02, 2012 Series E convertible preferred stock	Dec. 31, 2010 Series E convertible preferred stock	Dec. 31, 2011 Loan and Security Agreement [Member] Series E convertible preferred stock
Warrants [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					24,561
Warrant issued to purchase preferred shares (in shares)						24,378						1,956	136,119	52,938
Warrant Issued to Purchase Common Shares, Number of Warrants							114,516	19,334
Exercise price of the warrant (in dollars per share)					2.85	3.2815					6.6114			6.6114
Exercise of stock warrants (Shares)				20,186		17,171	13,513		37,795	1,147	313
Change in fair value of outstanding warrants recorded as (expense)	$ (1.0)	$ (0.3)	$ (0.2)